Product Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 36	$ 277	$ 377
Current period provision	92	39	341
Utilized during the year			(102)
Reversal	(45)	(285)	(345)
Exchange difference		5	6
Balance at end of the year	$ 83	$ 36	$ 277